Geographic Information (Details 1) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net long-lived assets by region
Net long-lived assets by region	$ 890.1	$ 907.6
United States [Member]
Net long-lived assets by region
Net long-lived assets by region	812.7	829.9
China [Member]
Net long-lived assets by region
Net long-lived assets by region	45.1	42.7
Spain [Member]
Net long-lived assets by region
Net long-lived assets by region	20.5	21.2
Mexico [Member]
Net long-lived assets by region
Net long-lived assets by region	10.8	12.8
Other [Member]
Net long-lived assets by region
Net long-lived assets by region	$ 1.0	$ 1.0